Business Combination - Schedule of Purchase Consideration, the Net Assets Acquired, and Goodwill (Details) - USD ($) $ in Thousands		Sep. 13, 2024		Apr. 15, 2024
Purchase consideration
Cash consideration paid				$ 15,000
Senior secured notes	[1],[2]			15,091
Class A ordinary shares	[1]	$ 70,274
255,400 Holdback shares	[1]	70,274
Class A ordinary share awards	[1]	70,274
Total purchase consideration		73,804		32,952
Settlement of pre-existing debtor relationship with the Target Companies	[3]			(10,061)
Fair value of consideration transferred				22,891
Class A ordinary shares [Member]
Purchase consideration
Class A ordinary shares		2,096	[4]	2,357	[5],[6]
255,400 Holdback shares		2,096	[4]	2,357	[5],[6]
Class A ordinary share awards		2,096	[4]	2,357	[5],[6]
Class A ordinary share call options	[4],[7]			$ 504
Holdback shares [Member]
Purchase consideration
Class A ordinary shares	[5]	1,434
255,400 Holdback shares	[5]	1,434
Class A ordinary share awards	[5]	$ 1,434

[1]	The Group issued 18,786,600 Class A ordinary shares as part of the acquisition proceeds, of which 12,514,600 Class A ordinary shares were included as part of the purchase consideration. The shares included as part of the purchase consideration had a price of US$5.6154 per share, representing the fair value determined based on the number of shares transferred and the closing price on September 13, 2024 and adjusted for a discount reflecting the lock-up period associated with the share issuance. The remaining portion of the shares were accounted for as remuneration cost under IFRS 2, as the recipients of those shares are subject to continued employment after the acquisition, see Note 21. All shares were transferred upon the completion of the acquisition.
[2]	The Group issued US$15.0 million in aggregate principal amount of senior secured notes on April 15, 2024, in relation to the business combination. The senior secured notes bear an annual interest of 6.0%, mature five years after April 15, 2024, and are secured by 100% of the shares of the Target Companies. The fair value of the senior secured notes is measured by calculating the present value of the notes using the effective interest rate. For the year ended December 31, 2024, the Group recognized interest expense of approximately US$0.5 million. In December 2024, the Group fully repaid the outstanding amount and the pledged shares were subsequently released following the settlement of the outstanding principal balance.
[3]	Settlement of pre-existing debtor relationship with the Target Companies represents the payable amount of approximately US$16.4 million from the Group to the Target Companies in relation to the services provided and offset against a prepayment made by the Group to the Target Companies of approximately US$6.3 million. The services provided by the Target Companies, include electricity supply, construction services, and daily operational management for the mining datacenters prior to April 15, 2024.
[4]	The Group exchanged equity-settled share-based payment awards held by the shareholders and employees issued by FreeChain (the “acquiree’s awards”) for equity-settled share-based payment awards issued by the Group under the 2023 Plan (the “replacement awards”). The fair value of the replacement awards was US$5.7 million. The purchase consideration includes US$2.1 million of the fair value of replacement awards, representing the replacement rewards transferred to the shareholders and employees of FreeChain when the acquiree’s awards were substituted by the replacement awards, which relates to pre-acquisition service compensation. The remaining replacement rewards with a fair value of US$3.6 million will be recognized as post-acquisition service compensation. See Note 21.
[5]	Holdback shares refer to the Group’s Class A ordinary shares that may be issued depending on the post-closing adjustment amount, as defined in the share purchase agreement, to be determined within 60 days after September 13, 2024. Of the total 383,400 Class A ordinary shares issuable as the holdback shares, 255,400 shares were included as part of the purchase consideration. The shares included as part of the purchase consideration had a price of US$5.6154 per share, representing the fair value determined based on the number of shares reserved and the closing price on September 13, 2024 and adjusted for a discount reflecting the lock-up period associated with the reserved shares. The subsequent change in fair value of these shares between September 13, 2024 and the date of issuance in the amount of US$3.2 million was included in other net gains / (losses). The remaining portion of the holdback shares were accounted for as remuneration cost under IFRS 2, as the recipients of those shares are subject to continued employment after the acquisition, see Note 21. The holdback shares were issued to the shareholders in December 2024.
[6]	The fair value of the Class A ordinary shares is determined based on the number of shares transferred and the closing price on April 15, 2024. The shares are transferred upon the completion of the acquisition.
[7]	The Group issued Class A ordinary share call options at a strike price of US$35.96 per share, with the expiry date set as the later of April 15, 2029, or six months after all principal and interest accrued under the senior secured notes have been repaid. The fair value was recognized on April 15, 2024 based on the binomial model with the assistance of an independent valuation specialist. The following table provides the key inputs used in the model for determining the value of the option: